Property plant and equipment- Cost, accumulated amortisation and carrying value (Details) - ZAR (R) R in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	[1]	R 62,494	R 60,600
Transfers to right-of-use assets		(45)	(65)		R (66)
Amortisation and depreciation					68
Property, plant and equipment at end of period		76,909	62,494	[1]	60,600	[1]
Non-cash additions, capitalised amortisation and depreciation		45	69		96
Changes in estimates capitalised		85	638		318
Increase (decrease) in right of recoverability liability		7	9		40
Increase (decrease) in right of recoverability asset		2	(35)		26
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		129,946	115,954		107,285
Additions		15,944	12,809		9,712
Change in estimates of rehabilitation assets		(94)	(612)		(384)
Disposals		(246)	(254)		(63)
Derecognition of property, plant and equipment		(3,340)	(2,065)		(1,968)
Transfers between classes of property, plant and equipment		0	0		0
Assets acquired on acquisition of subsidiaries		2,738
Transfers to right-of-use assets					(2)
Assets derecognised on loss with dilution of interest in joint operation			(2)		(37)
Assets derecognised on classification to other investments			(22)
Foreign currency translation		3,945	4,138		1,411
Property, plant and equipment at end of period		148,893	129,946		115,954
Accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(67,452)	(55,354)		(49,805)
Disposals		234	210		60
Derecognition of property, plant and equipment		3,323	2,056		1,968
Foreign currency translation		(975)	(943)		9
Amortisation and depreciation		6,981	8,181		7,468
Impairment		1	5,120		1
Depreciation capitalised to inventory		132	(120)		117
Property, plant and equipment at end of period		(71,984)	(67,452)		(55,354)
Mine development, infrastructure and other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		43,498	41,436
Property, plant and equipment at end of period		56,099	43,498		41,436
Mine development, infrastructure and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		103,216	90,093		82,046
Additions		15,862	12,794		9,656
Change in estimates of rehabilitation assets		(54)	29		(108)
Disposals		(225)	(231)		(43)
Derecognition of property, plant and equipment		(3,339)	(2,062)		(1,905)
Transfers between classes of property, plant and equipment		275	161		(29)
Assets acquired on acquisition of subsidiaries		1,450
Transfers to right-of-use assets					(2)
Assets derecognised on loss with dilution of interest in joint operation			0		0
Assets derecognised on classification to other investments			0
Foreign currency translation		2,360	2,432		478
Property, plant and equipment at end of period		119,545	103,216		90,093
Mine development, infrastructure and other | Accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(59,718)	(48,657)		(43,877)
Disposals		217	189		41
Derecognition of property, plant and equipment		3,323	2,056		1,905
Foreign currency translation		(733)	(694)		38
Amortisation and depreciation		6,402	7,467		6,647
Impairment		1	5,025		0
Depreciation capitalised to inventory		132	(120)		117
Property, plant and equipment at end of period		(63,446)	(59,718)		(48,657)
Land, mineral rights and rehabilitation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		18,996	18,825
Property, plant and equipment at end of period		20,810	18,996		18,825
Land, mineral rights and rehabilitation | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		24,955	23,823		23,210
Additions		22	(3)		14
Change in estimates of rehabilitation assets		(27)	(639)		(270)
Disposals		(21)	(23)		(20)
Derecognition of property, plant and equipment		0	(3)		(63)
Transfers between classes of property, plant and equipment		38	105		29
Assets acquired on acquisition of subsidiaries		1,086
Transfers to right-of-use assets					0
Assets derecognised on loss with dilution of interest in joint operation			0		(1)
Assets derecognised on classification to other investments			0
Foreign currency translation		1,510	1,695		924
Property, plant and equipment at end of period		27,563	24,955		23,823
Land, mineral rights and rehabilitation | Accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(5,959)	(4,998)		(4,303)
Disposals		17	21		19
Derecognition of property, plant and equipment		0	0		63
Foreign currency translation		(232)	(238)		(24)
Amortisation and depreciation		579	650		753
Impairment		0	94		0
Depreciation capitalised to inventory		0	0		0
Property, plant and equipment at end of period		(6,753)	(5,959)		(4,998)
Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		0	339
Property, plant and equipment at end of period		0	0		339
Exploration and evaluation assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		1,775	2,038		2,029
Additions		60	18		42
Change in estimates of rehabilitation assets		(13)	(2)		(6)
Disposals		0	0		0
Derecognition of property, plant and equipment		(1)	0		0
Transfers between classes of property, plant and equipment		(313)	(266)		0
Assets acquired on acquisition of subsidiaries		202
Transfers to right-of-use assets					0
Assets derecognised on loss with dilution of interest in joint operation			(2)		(36)
Assets derecognised on classification to other investments			(22)
Foreign currency translation		75	11		9
Property, plant and equipment at end of period		1,785	1,775		2,038
Exploration and evaluation assets | Accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(1,775)	(1,699)		(1,625)
Disposals		0	0		0
Derecognition of property, plant and equipment		0	0		0
Foreign currency translation		(10)	(11)		(5)
Amortisation and depreciation		0	64
Impairment		0	1		1
Depreciation capitalised to inventory		0	0		0
Property, plant and equipment at end of period		R (1,785)	R (1,775)		R (1,699)

[1]	* Restated — see note 1.5